Discontinued Operations	6 Months Ended
Jun. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

NOTE 15: DISCONTINUED OPERATIONS

In September 2022, Navios Holdings completed the sale of its 36-vessel dry bulk fleet for consideration consisting of cash and the assumption of bank debt and finance leases related to the vessels and subject to working capital adjustment at closing, to Navios Partners (the “Transaction”). The closing of the Transaction was effected in two tranches. The first tranche, involving the transfer of 15 charter-in and bareboat vessels, was completed on July 29, 2022. The second tranche, involving the remaining 21 owned vessels, was completed on September 8, 2022.

Amounts recorded in respect of discontinued operations in the three- and six-month periods ended June 30, 2023 and 2022, respectively are as follows:

	Three Month Period Ended June 30, 2023	Three Month Period Ended June 30, 2022	Six Month Period Ended June 30, 2023	Six Month Period Ended June 30, 2022

Revenue	$—	$90,037	$—	$158,672
Time charter, voyage and logistics business expenses	—	(17,210)	—	(32,260)
Direct vessel expenses	—	(11,246)	—	(22,782)
General and administrative expenses	—	(4,607)	—	(7,126)
Depreciation and amortization	—	(6,639)	—	(13,071)
Interest expense and finance cost, net	—	(19,328)	—	(41,111)
Loss on bond extinguishment	—	(106)	—	(221)
Other expense, net	—	(1,948)	—	(2,692)
Income tax expense	—	(20)	—	(39)
Net income from discontinued operations	$—	$28,933	$—	$39,370

Assets and liabilities in respect of discontinued operations presented within the interim consolidated balance sheet as of June 30, 2023 and December 31, 2022 are as follows:

	June 30, 2023	December 31, 2022
Accounts receivable, net	—	3,489
Total assets of discontinued operations	$—	$3,489
Accounts payable	—	3,692
Accrued expenses and other liabilities	—	1,825
Due to related parties, net	—	565
Total liabilities of discontinued operations	$—	$6,082